STOCKHOLDERS' DEFICIT (Details 2) - 2011 Stock Incentive Option Plan [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Options outstanding, beginning	6,642,200	6,775,200
Granted or deemed issued	50,000	357,000
Exercised	(200)	(170,000)
Cancelled, forfeited and expired	(33,333)	(320,000)
Options outstanding, end	6,658,667	6,642,200
Options exercisable	6,318,334	5,958,783
Options available for future grant	2,341,333	2,357,800
Options outstanding, beginning	$ 4.40	$ 4.12
Granted or deemed issued	10.30	11.28
Exercised	5.00	4.59
Cancelled, forfeited and expired	11.30	6.06
Options outstanding, end	4.41	4.40
Options exercisable	$ 4.05	$ 3.87